DEBT - Schedule of Annual Maturities, Excluding Amortization of Debt Issuance Costs (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 4
2026	1
2027	0
2028	0
2029	2,771
Thereafter	0
Total	$ 2,776	$ 2,356